STOCK-BASED COMPENSATION PLANS (Details 2) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Nonvested shares
Vesting period	3 years
Performance Awards
Nonvested shares
Weighted-average volatility rate	30.00%
Risk-free interest rate (as a percent)	0.70%
Nonvested shares
Weighted Average Grant-Date Fair Value
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Stock Incentive Plan	$ 20
Weighted-average period over which cost is expected to be recognized	1 year 9 months 18 days
Value of share awards vested	$ 20	$ 19	$ 18
Equity Awards
Nonvested shares
Nonvested at the beginning of the period (in shares)	1,821,000
Granted (in shares)	855,000
Vested (in shares)	(779,000)
Forfeited (in shares)	(43,000)
Nonvested at the end of the period (in shares)	1,854,000	1,821,000
Weighted Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 17.37
Granted (in dollars per share)	23.25
Vested (in dollars per share)	17.30
Forfeited (in dollars per share)	21.37
Nonvested at the end of the period (in dollars per share)	$ 19.97	$ 17.37
Liability Awards
Nonvested shares
Nonvested at the beginning of the period (in shares)	492,000
Granted (in shares)	261,000
Vested (in shares)	(259,000)
Forfeited (in shares)	(19,000)
Nonvested at the end of the period (in shares)	475,000	492,000
Weighted Average Grant-Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 18.50
Granted (in dollars per share)	22.60
Vested (in dollars per share)	17.09
Forfeited (in dollars per share)	21.22
Nonvested at the end of the period (in dollars per share)	$ 21.37	$ 18.50
Restricted stock units
Nonvested shares
Vested (in shares)	(29,645)
Weighted Average Grant-Date Fair Value
The number of restricted stock units vested at the balance sheet date (in shares)	393,952
Vested restricted stock units for which common stock shares were issued during the period	29,921
Minimum | Performance Awards
Nonvested shares
Performance period	2 years
Maximum | Performance Awards
Nonvested shares
Performance period	3 years